UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Insight Capital Research & Management, Inc.
Address:  2121 N. California Boulevard, Suite 560
          Walnut Creek, CA  94596

Form 13F File Number:    28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     James Foran
Title:    Controller
Phone:    925-948-2000

Signature, Place and Date of Signing:
James Foran         Walnut Creek, CA    February 7, 2007
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      115

Form 13F Information Table Value Total:      887,002 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER         TITL  CUSIP      VALUE    SHARES     INV.   OTHE  VOTING AUTH
                       E OF             X1000               DISC   R
                       CLAS                                 .      MGR
                       S
                                                                           SOLE    SHR    NONE
Adobe Systems Inc      cs    00724F101  412      10,016     sole   n/a   1,815     n/a  8,201
Akamai Tech Inc        cs    00971T101  2,458    46,269     sole   n/a   38,527    n/a  7,742
Albemarle Corp         cs    012653101  18,694   260,366    sole   n/a   190,061   n/a  70,305
Allegheny Tech Inc     cs    01741R102  3,884    42,830     sole   n/a   35,487    n/a  7,343
Alliance Data Sys Corp cs    018581108  5,652    90,482     sole   n/a   75,316    n/a  15,166
Allscripts Healthcare  cs    01988P108  11,199   414,926    sole   n/a   285,940   n/a  128,986
Alltel Corp            cs    020039103  238      3,942      sole   n/a   3,174     n/a  768
Amer Commrcl Lines     cs    025195207  5,534    84,472     sole   n/a   70,318    n/a  14,154
Amer Eagle Outfitters  cs    02553E106  4,626    148,212    sole   n/a   123,335   n/a  24,877
America Movil          cs    02364W105  909      20,103     sole   n/a   7,266     n/a  12,837
American Oriental      cs    028731107  15,361   1,316,255  sole   n/a   945,769   n/a  370,486
Bioengr Inc
American Tower Corp    cs    029912201  462      12,384     sole   n/a   2,250     n/a  10,134
Amgen Inc              cs    031162100  241      3,525      sole   n/a   2,755     n/a  770
Apple Computer         cs    037833100  614      7,235      sole   n/a   1,316     n/a  5,919
Avatar Hldgs Inc       cs    053494100  1,428    17,657     sole   n/a   6,724     n/a  10,933
Banco Bradesco Sa      cs    059460303  321      7,963      sole   n/a   1,451     n/a  6,512
BankAmerica Corp       cs    060505104  307      5,743      sole   n/a   1,039     n/a  4,704
BEA Systems            cs    073325102  3,344    265,820    sole   n/a   220,443   n/a  45,377
Big Lots Inc           cs    089302103  14,302   623,986    sole   n/a   456,111   n/a  167,875
Broadcom Corp Class A  cs    111320107  396      12,268     sole   n/a   2,092     n/a  10,176
Brocade Comm           cs    111621108  3,802    463,087    sole   n/a   360,632   n/a  102,455
Brush Wellman Inc      cs    117421107  10,001   296,159    sole   n/a   217,124   n/a  79,035
Cash Amer Intl Inc     cs    14754D100  12,989   276,959    sole   n/a   201,154   n/a  75,805
Caterpillar Inc        cs    149123101  302      4,925      sole   n/a   899       n/a  4,026
CDC Corp               cs    G2022L106  27,977   2,944,991  sole   n/a   1,998,463 n/a  946,528
Celgene Corp           cs    151020104  8,457    147,001    sole   n/a   112,891   n/a  34,110
CF Inds Hldgs Inc      cs    125269100  2,685    104,733    sole   n/a   87,535    n/a  17,198
Charlotte Russe Hlds   cs    161048103  17,980   584,708    sole   n/a   412,293   n/a  172,415
Chicago Merc Hldg      cs    167760107  669      1,313      sole   n/a   428       n/a  885
China Expert           cs    16938D104  1,406    222,146    sole   n/a   84,597    n/a  137,549
Technology Inc
Cisco Systems          cs    17275R102  712      26,057     sole   n/a   9,368     n/a  16,689
Coach Inc              cs    189754104  506      11,777     sole   n/a   9,468     n/a  2,309
Cognizant Tech Sol     cs    192446102  3,994    51,766     sole   n/a   43,152    n/a  8,614
Copa Holdings Sa       cs    P31076105  24,012   515,720    sole   n/a   351,473   n/a  164,247
Crocs Inc              cs    227046109  35,014   810,510    sole   n/a   584,009   n/a  226,501
Deckers Outdoor Corp   cs    243537107  9,564    159,540    sole   n/a   113,826   n/a  45,714
Desarrolladora Homex,  cs    25030W100  14,389   243,585    sole   n/a   180,561   n/a  63,024
S.A.B.DE C.V.
Diageo PLC ADR         cs    25243Q205  340      4,292      sole   n/a   760       n/a  3,532
Dicks Sporting Goods   cs    253393102  16,306   332,845    sole   n/a   244,935   n/a  87,910
Digital Riv Inc        cs    25388B104  15,877   284,589    sole   n/a   200,150   n/a  84,439
Disney Walt Co         cs    254687106  337      9,832      sole   n/a   1,780     n/a  8,052
Dollar Finl Corp       cs    256664103  16,640   597,260    sole   n/a   423,309   n/a  173,951
EI Dupont              cs    263534109  245      5,031      sole   n/a   910       n/a  4,121
Enersis S A            cs    29274F104  520      32,473     sole   n/a   5,918     n/a  26,555
Expeditors Intl of WA  cs    302130109  228      5,636      sole   n/a   958       n/a  4,678
First Marblehead Corp  cs    320771108  5,274    96,513     sole   n/a   80,376    n/a  16,137
Force Protection Inc   cs    345203202  48,713   2,797,981  sole   n/a   1,894,189 n/a  903,792
Golden Telecom Inc     cs    38122G107  14,034   299,613    sole   n/a   213,097   n/a  86,516
Goldman Sachs Grp Inc  cs    38141G104  203      1,016      sole   n/a   814       n/a  202
Greif Inc              cs    397624107  18,818   158,936    sole   n/a   108,610   n/a  50,326
Guess Inc              cs    401617105  22,506   354,819    sole   n/a   260,988   n/a  93,831
Gulf Island            cs    402307102  17,412   471,878    sole   n/a   335,832   n/a  136,046
Fabrication Inc
Hewlett Packard Co     cs    428236103  835      20,260     sole   n/a   3,684     n/a  16,576
Huron Conslt Gp Inc    cs    447462102  9,489    209,290    sole   n/a   148,015   n/a  61,275
Icon Pub Ltd Co        cs    45103T107  5,238    138,932    sole   n/a   92,797    n/a  46,135
Illumina Inc           cs    452327109  7,216    183,565    sole   n/a   152,779   n/a  30,786
Imergent Inc           cs    45247Q100  11,775   411,126    sole   n/a   278,539   n/a  132,587
Immucor                cs    452526106  3,837    131,284    sole   n/a   109,286   n/a  21,998
Infocrossing Inc       cs    45664X109  213      13,055     sole   n/a   10,501    n/a  2,554
Interactive            cs    45839M103  10,987   490,048    sole   n/a   359,117   n/a  130,931
Intelligence Inc
IntercontinentalExchan cs    45865V100  9,511    88,143     sole   n/a   73,475    n/a  14,668
ge
Interwoven Inc         cs    46114T508  15,522   1,058,054  sole   n/a   745,893   n/a  312,161
Intuit                 cs    461202103  496      16,246     sole   n/a   5,934     n/a  10,312
Jinpan Intl Ltd        cs    G5138L100  12,472   516,641    sole   n/a   346,492   n/a  170,149
JP Morgan              cs    46625H100  232      4,796      sole   n/a   868       n/a  3,928
Kellogg Company        cs    487836108  295      5,886      sole   n/a   1,046     n/a  4,840
Kimberly-Clark Corp    cs    494368103  329      4,835      sole   n/a   872       n/a  3,963
Knight Capital Group   cs    499005106  3,796    198,029    sole   n/a   164,907   n/a  33,122
Kohls Inc              cs    500255104  222      3,240      sole   n/a   548       n/a  2,692
Las Vegas Sands Corp   cs    517834107  999      11,168     sole   n/a   3,577     n/a  7,591
Leap Wireless Intl Inc cs    521863308  4,528    76,145     sole   n/a   63,410    n/a  12,735
Lockheed Martin Corp   cs    539830109  329      3,573      sole   n/a   647       n/a  2,926
Manitowoc Co Inc       cs    563571108  7,883    132,640    sole   n/a   110,390   n/a  22,250
Manulife Financial     cs    56501R106  396      11,712     sole   n/a   2,123     n/a  9,589
Corp
Marriott Intl Inc      cs    571903202  439      9,209      sole   n/a   1,668     n/a  7,541
Medicines Co           cs    584688105  20,195   636,657    sole   n/a   469,000   n/a  167,657
MEMC Electr Matls Inc  cs    552715104  7,619    194,662    sole   n/a   158,296   n/a  36,366
Mentor Graphics Inc    cs    587200106  3,987    221,116    sole   n/a   184,025   n/a  37,091
Merck & Co             cs    589331107  212      4,860      sole   n/a   883       n/a  3,977
Merrill Lynch & Co     cs    590188108  507      5,446      sole   n/a   988       n/a  4,458
Monsanto Co New        cs    61166W101  250      4,760      sole   n/a   860       n/a  3,900
Nii Hldgs Inc          cs    62913F201  5,188    80,513     sole   n/a   62,293    n/a  18,220
Nutri Sys Inc New      cs    67069D108  5,215    82,268     sole   n/a   65,519    n/a  16,749
Nvidia Corp            cs    67066G104  3,676    99,331     sole   n/a   82,728    n/a  16,603
Omrix                  cs    681989109  15,349   507,229    sole   n/a   343,549   n/a  163,680
Biopharmaceuticals Inc
Vimpel Communications  cs    68370R109  3,638    46,084     sole   n/a   38,531    n/a  7,553
Oracle Systems         cs    68389X105  312      18,223     sole   n/a   3,297     n/a  14,926
Penney (JC)            cs    708160106  437      5,647      sole   n/a   1,025     n/a  4,622
Peoplesupport Inc      cs    712714302  20,718   984,229    sole   n/a   698,380   n/a  285,849
Perficient Inc         cs    71375U101  10,519   641,028    sole   n/a   457,339   n/a  183,689
Polycom Inc            cs    73172K104  16,020   518,271    sole   n/a   383,014   n/a  135,257
Priceline.Com Inc      cs    741503403  23,156   530,978    sole   n/a   375,053   n/a  155,925
Qualcomm Inc.          cs    747525103  553      14,629     sole   n/a   6,263     n/a  8,366
Research in Motion     cs    760975102  4,920    38,505     sole   n/a   32,065    n/a  6,440
Robbins & Myers Inc    cs    770196103  16,300   354,955    sole   n/a   250,045   n/a  104,910
Rock-tenn Co  Cl A     cs    772739207  21,986   810,990    sole   n/a   571,852   n/a  239,138
SEI Corp.              cs    784117103  2,040    34,250     sole   n/a   29,086    n/a  5,164
Sigma Designs Inc      cs    826565103  21,857   858,818    sole   n/a   591,261   n/a  267,557
Simpletech Inc         cs    828823104  13,236   1,043,850  sole   n/a   741,270   n/a  302,580
Sothebys Holding Cl A  cs    835898107  5,745    185,207    sole   n/a   153,875   n/a  31,332
Syntax Brillian Corp   cs    87163L103  15,971   1,846,372  sole   n/a   1,250,763 n/a  595,609
Teletech Hldg Inc      cs    879939106  19,886   832,750    sole   n/a   587,998   n/a  244,752
Tempur Pedic Intl Inc  cs    88023U101  4,451    217,522    sole   n/a   162,072   n/a  55,450
Thermo Fisher          cs    883556102  5,914    130,574    sole   n/a   103,994   n/a  26,580
Scientific Inc
Time Warner Telc Inc A cs    887319101  4,358    218,683    sole   n/a   181,749   n/a  36,934
Tower Group Inc        cs    891777104  8,458    272,223    sole   n/a   184,812   n/a  87,411
Toyota Motor ADR       cs    892331307  495      3,686      sole   n/a   671       n/a  3,015
Trimble Navigation     cs    896239100  3,564    70,256     sole   n/a   58,492    n/a  11,764
Ltd.
Valero Energy Corp     cs    91913Y100  371      7,260      sole   n/a   1,232     n/a  6,028
Waste Mgmt Holding     cs    94106L109  398      10,830     sole   n/a   1,965     n/a  8,865
Watson Wyatt Wrldwide  cs    942712100  4,221    93,479     sole   n/a   65,418    n/a  28,061
Wellcare Group Inc     cs    94946T106  30,165   437,812    sole   n/a   318,413   n/a  119,399
Wellpoint Inc          cs    94973H108  288      3,655      sole   n/a   615       n/a  3,040
Wimm Bill Dann Foods   cs    97263M109  4,336    65,151     sole   n/a   54,678    n/a  10,473
Ojsc
Zoll Medical           cs    989922109  11,160   191,622    sole   n/a   135,203   n/a  56,419





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